Provision for Environmental Rehabilitation (Tables)	12 Months Ended
Jun. 30, 2018
Provision For Environmental Rehabilitation [Abstract]
Disclosure of Rates Used in Calculation of Provision
The following rates were used in the calculation of the provision:

	2018	2017	2016
	%	%	%

South African operations
Inflation rate	5.50	6.50	6.75
Discount rates
- 12 months	6.70	7.50	8.00
- one to five years	7.00	7.60	8.40
- six to nine years	8.20	8.40	9.00
- ten years or more	8.60	9.10	9.20

PNG operations:
Inflation rate	6.00	6.60	5.00
Discount rates	6.25	6.25	6.25

Reconciliation of the Total Liability for Environmental Rehabilitation
The following is a reconciliation of the total liability for environmental rehabilitation:

	US dollar
Figures in million	2018	2017

Provision raised for future rehabilitation

Balance at beginning of year	201	148
Change in estimate - Balance sheet	(13)	(1)
Change in estimate - Income statement	5	(1)
Utilisation of provision	(7)	(7)
Time value of money and inflation component of rehabilitation costs	15	13
Acquisitions[1]	57	35
Translation	(18)	14

Total provision for environmental rehabilitation	240	201

[1] The 2018 acquisition relates to the Moab Khotsong operations (refer to note 14). The 2017 acquisition relates to Hidden Valley.
The following is a reconciliation of the total provision for the silicosis settlement:

	US dollar
Figures in million	2018	2017

Provision raised for settlement

Balance at beginning of year	70	—
Initial recognition	—	70
Change in estimate	(5)	—
Time value of money and inflation component	6	—
Translation loss	(4)	—

Total provision for silicosis settlement	67	70

Disclosure of Future Net Undiscounted Obligation
While the ultimate amount of rehabilitation costs to be incurred in the future is uncertain, the group has estimated that, based on current environmental and regulatory requirements, the total undiscounted cost for the mines, in the current monetary terms, is as follows:

	US dollar
Figures in million	2018	2017

Future net undiscounted obligation

Ultimate estimated rehabilitation cost	338	273
Amounts invested in environmental trust funds (refer to note 18)	(235)	(200)

Total future net undiscounted obligation	103	73